10. Borrowings	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Debt Disclosure [Text Block]
10. Borrowings

As of December 31, borrowings consisted of the following:

	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Customer repurchase agreements	$54,835	0.59%	$35,806	0.63%
Advances from the Federal Home Loan Bank of Chicago due:
March 21, 2011	-0-	n/a	4,000	1.23
May 23, 2011	-0-	n/a	5,000	0.99
May 23, 2012	5,000	0.38	-0-	n/a
Interest-bearing demand notes issued to the U.S. Treasury	-0-	n/a	1,753	0.00
Trust preferred securities	25,000	1.85	25,000	4.55
Total	$84,835	0.95%	$71,559	2.04%

The subsidiary bank has adopted a collateral pledge agreement whereby they agreed to keep on hand at all times, free of all other pledges, liens and encumbrances, first mortgages with unpaid principal balances aggregating to no less than 167% of the outstanding secured advances from the Federal Home Loan Bank of Chicago (FHLB).  The advance from the FHLB, which has a fixed interest rate of 0.38% as of December 31, 2011, is subject to restrictions or penalties in the event of prepayment.  All stock in the FHLB is also pledged as collateral for these advances.

On July 15, 2005, the Corporation, through its subsidiary PNBC Capital Trust I, issued trust preferred securities in the amount of $25,000.  These securities were issued to help finance the acquisition of Somonauk FSB Bancorp, Inc.  Additionally, these securities have a maturity of thirty years and a fixed interest rate of 5.68% for the first five years to July 15, 2010.  The interest then adjusted to a floating rate at the three-month LIBOR plus 154 basis points. The rate on December 31, 2011 was LIBOR plus 154 basis points, or 2.09%.  While these securities are recorded as a liability for financial reporting purposes, a portion qualifies as Tier 1 capital for regulatory purposes.  According to the provisions of ASC Topic 810, “Consolidation of Variable Interest Entities,” PNBC Capital Trust I is a variable interest entity which is not required to be consolidated by the Corporation.

Customer repurchase agreements consist of obligations of the subsidiary bank to other parties. The obligations are secured by investment securities and such collateral is held by the subsidiary bank. The maximum amount of outstanding agreements at any month-end during 2011 and 2010 totaled $58,576 and $43,391, respectively, and the daily average of such agreements totaled $43,866 and $36,981 for 2011 and 2010, respectively. The agreements at December 31, 2011 are ongoing and, as such, have no fixed maturity date.